Convertible Notes Payable - Schedule Convertible Notes Payable (Details) - Convertible Debt [Member] - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total Debt		$ 3,140,973	$ 2,765,973
Less: Debt Discount		(1,061,041)	(2,382,599)
Total		2,079,932	383,374
The First Tranche of Uplist Financing [Member]
Short-Term Debt [Line Items]
Total Debt		$ 1,580,556	1,580,556
Interest Rate
Conversion price (in Dollars per share)	[1]	$ 10
The Second Tranche of Uplist Financing [Member]
Short-Term Debt [Line Items]
Total Debt		$ 1,185,417	1,185,417
Interest Rate
Conversion price (in Dollars per share)	[1]	$ 10
The Third Tranche of Uplist Financing [Member]
Short-Term Debt [Line Items]
Total Debt		$ 375,000
Interest Rate
Conversion price (in Dollars per share)	[1]	$ 10

[1]	Variable conversion price, as further described below